CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - RUB (₽) ₽ in Millions	Intellect Telecom Additional paid-in capital	Intellect Telecom Equity attributable to equity holders	Intellect Telecom Non-controlling interests	Intellect Telecom	Rent-Nedvizhimost Additional paid-in capital	Rent-Nedvizhimost Equity attributable to equity holders	Rent-Nedvizhimost Non-controlling interests	Rent-Nedvizhimost	Navigation Information Systems Group (NIS) Additional paid-in capital Teleservice	Navigation Information Systems Group (NIS) Equity attributable to equity holders Teleservice	Navigation Information Systems Group (NIS) Non-controlling interests Teleservice	Navigation Information Systems Group (NIS) Teleservice	NVision Additional paid-in capital MTS Bank	NVision Equity attributable to equity holders MTS Bank	NVision MTS Bank	Stream Additional paid-in capital	Stream Equity attributable to equity holders	Stream	MGTS and NIS Additional paid-in capital	MGTS and NIS Equity attributable to equity holders	MGTS and NIS Non-controlling interests	MGTS and NIS	Common stock	Treasury stock	Additional paid-in capital MTS Bank	Additional paid-in capital	Cash flow hedging reserve	Foreign currency translation reserve MTS Bank East-West United Bank	Foreign currency translation reserve	Remeasurements of the net defined benefit liability	Retained earnings	Equity attributable to equity holders MTS Bank East-West United Bank	Equity attributable to equity holders MTS Bank	Equity attributable to equity holders	Non-controlling interests	MTS Bank East-West United Bank	MTS Bank	Total
Balance at Dec. 31, 2014																							₽ 207	₽ (24,464)		₽ 5,052	₽ 4,268		₽ 8,803	₽ 407	₽ 174,556			₽ 168,829	₽ 9,793			₽ 178,622
Balance (in shares) at Dec. 31, 2014																							2,066,413,562	(77,501,432)
Profit for the year																															49,489			49,489	(2,085)		₽ (15,371)	47,404
Other comprehensive (loss) / income for the year, net of income tax																											(3,223)		835	86				(2,302)	630			(1,672)
Total comprehensive (loss) / income for the year																											(3,223)		835	86	49,489			47,187	(1,455)		(14,120)	45,732
Issuance of stock options																										158								158				158
Dividends declared by MTS																															(50,061)			(50,061)				(50,061)
Dividends to non-controlling interest																															(480)			(480)	(257)			(737)
Sale of own stock																								₽ 2										2				2
Sale of own stock (in shares)																								9,935
Purchase of own stock																								₽ (6)										(6)				(6)
Purchase of own stock (in shares)																								(29,666)
Disposal of subsidiary	₽ 252	₽ 252	₽ 14	₽ 266	₽ 6,003	₽ 6,003	₽ 343	₽ 6,346
Acquisition of subsidiary									₽ (506)	₽ (506)	₽ (29)	₽ (535)	₽ (10,371)	₽ (10,371)	₽ (10,371)	₽ (997)	₽ (997)	₽ (997)
Changes in ownership interest with no gain/loss of control - MGTS and NIS																			₽ 105	₽ 105	₽ (153)	₽ (48)
Reclassification of retained earnings																										304					(304)
Balance at Dec. 31, 2015																							₽ 207	₽ (24,468)			1,045		9,638	493	173,200			160,115	8,256			168,371
Balance (in shares) at Dec. 31, 2015																							2,066,413,562	(77,521,163)
Profit for the year																															48,474			48,474	(24)		(4,495)	48,450
Other comprehensive (loss) / income for the year, net of income tax																											(1,200)		(16,056)	50								(17,807)
Other comprehensive (loss) / income for the year, net of income tax																											(1,200)		(13,970)	50				(15,120)	(601)			(15,721)
Total comprehensive (loss) / income for the year																																					(6,109)	30,643
Total comprehensive (loss) / income for the year																											(1,200)		(13,970)	50	48,474			33,354	(625)			32,729
Issuance of stock options																										131								131	11			142
Dividends declared by MTS																															(51,738)			(51,738)				(51,738)
Dividends to non-controlling interest																																			(1,120)			(1,120)
Unclaimed dividends																															3			3				3
Sale of own stock																								₽ 213										213				213
Sale of own stock (in shares)																								1,074,525
Purchase of own stock																								₽ (748)										(748)				(748)
Purchase of own stock (in shares)																								(3,067,396)
Purchase of NCI																										5								5	(22)			(17)
Changes in ownership interest with no gain/loss of control - MTS Bank additional share issuance																									₽ (14)								₽ (14)				(14)
Redemption of treasury shares (Note23)																							₽ (7)	₽ 24,255							(24,248)
Redemption of treasury shares (Note 23) (in shares)																							(68,031,987)	68,031,987
Disposal of UMS, the Group's subsidiary in Uzbekistan (Note 27)																													(2,086)					(2,086)	(1,787)			(3,873)
Reclassification of retained earnings																										69					(69)
Balance at Dec. 31, 2016																							₽ 200	₽ (748)		191	(155)		(6,418)	543	145,622			139,235	4,713			₽ 143,948
Balance (in shares) at Dec. 31, 2016																							1,998,381,575	(11,482,047)														1,986,899,528
Profit for the year																															56,042			56,042	548		(593)	₽ 56,590
Other comprehensive (loss) / income for the year, net of income tax																											495		(3,279)	(40)								(2,824)
Other comprehensive (loss) / income for the year, net of income tax																											495		(2,620)	(40)				(2,165)				(2,165)
Total comprehensive (loss) / income for the year																																					₽ (2,593)	53,766
Total comprehensive (loss) / income for the year																											495		(3,279)	(40)	56,042			53,218	548			53,766
Issuance of stock options																										240								240				240
Issuance of stock options (in shares)																								851,275
Dividends declared by MTS																															(50,621)			(50,621)				(50,621)
Dividends to non-controlling interest																																			(1,175)			(1,175)
Purchase of own stock																								₽ (21,896)										(21,896)				(21,896)
Purchase of own stock (in shares)																								(75,708,384)
Purchase of NCI																										(2)								(2)	(7)			(9)
Changes in ownership interest with no gain/loss of control - MTS Bank additional share issuance																										(48)								(48)				(48)
Balance at Dec. 31, 2017																							₽ 200	₽ (22,644)		₽ 381	₽ 340		₽ (9,697)	₽ 503	₽ 151,043			₽ 120,126	₽ 4,079			₽ 124,205
Balance (in shares) at Dec. 31, 2017																							1,998,381,575	(86,339,156)														1,912,042,419
Disposal of East-West United Bank by MTS Bank, the Group's associate (Note 7)																												₽ (659)				₽ (659)				₽ (659)